Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Other payables [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current	[1]
Shengda Group [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		6,182	5,718
Amount due to a related party, non-current		13,330	22,761
Mr. Lei Zhunfu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		342	520
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties, current		6,524	6,238
Amount due to a related party, non-current		13,330	22,761
Payables due to the transfer of SunCar Online [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to a related party, non-current	[2]

[1]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.
[2]

On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. In January, 2025, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2028. Therefore, the Group reclassified the balance to non-current portion after the extension.

As of December 31, 2023, the Group repaid the debt owed to Shengda Group of $10,000.

For the year ended December 31, 2024, the Group repaid the debt owed to Shengda Group through transfer of shares of SunCar Online at an aggregate amount of $6.2 million. The non-cash gains from the difference of repurchase price and transfer price of $4.5 million were charged to additional-paid-in capital since Shengda Group and the Group were under common control.

For the first half of 2025, the Group repaid the debt owed to Shengda Group of $9.8 million.